Share-based Payment - Additional Information (Detail) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Mar. 31, 2022 JPY (¥) shares ¥ / shares	Mar. 31, 2021 JPY (¥) ¥ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of options, issued | shares	0
Restricted stock unit Vesting Period In Share Based Payment Arrangement	30 years
Restricted shares recognized as expenses | ¥	¥ 1,296	¥ 927
Weighted average stock price at the date of exercise | ¥ / shares	¥ 3,886	¥ 2,903